Commitments And Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	The Company’s future minimum rental payments for all operating leases having initial or remaining noncancelable lease terms in excess of one year are as follows ($ in millions):

2019	$36.3
2020	29.3
2021	25.8
2022	23.2
2023	20.6
Thereafter	61.0

Warranty Accrual
The following is a rollforward of the Company’s accrued warranty liability ($ in millions):

Balance, December 31, 2018	$9.7
Accruals for warranties issued during the period	11.8
Settlements made	(11.9)
Effect of foreign currency translation	(0.1)
Balance, September 27, 2019	$9.5

The following is a rollforward of the Company’s accrued warranty liability ($ in millions):

	2018	2017
Balance, January 1	$10.8	$12.3
Accruals for warranties issued during the year	14.6	12.6
Settlements made	(15.4)	(14.7)
Effect of foreign currency translation	(0.3)	0.6
Balance, December 31	$9.7	$10.8